DEBT - OpCo Notes (Details) (USD $)				9 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 28, 2012	Sep. 07, 2012 Revolving Credit Facility [Member]	Nov. 30, 2010 Revolving Credit Facility [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Nov. 30, 2010 Predecessor [Member] Senior Subordinated Notes [Member]	Dec. 31, 2010 Predecessor [Member] Senior Subordinated Notes [Member]	Dec. 28, 2012 OpCo Notes [Member]	Sep. 07, 2012 OpCo Notes [Member]	Jun. 21, 2012 OpCo Notes [Member]	Nov. 30, 2010 OpCo Notes [Member]	Dec. 28, 2012 OpCo Notes [Member] Prior to November 15, 2013 [Member]
Debt Instrument [Line Items]
Debt												$ 300,000,000
Stated interest rate (as a percent)						8.125%		8.125%			7.50%	7.00%
Line of credit facility, maximum borrowing capacity			225,000,000
Terminated Line of Credit Facility, Maximum Borrowing Capacity		225,000,000
Loss on extinguishment of debt, net				2,214,000	0	11,486,000
Gain (Loss) on Early Extinguishment of Debt, Tender Premiums and Transaction Costs						6,900,000
Gain (Loss) on Early Extinguishment of Debt, Deferred Financing Costs and Original Issue Discount Write Off						4,600,000
Aggregate consent payment											1,500,000
Extinguishment of Debt, Amount							137,300,000
Unamortized premium of debt										22,500,000
Deferred debt financing fees	26,708,000								4,380,000
Unamoritized Capitalized Debt Issuance Costs Allocated to Goodwill										$ 5,700,000
Redemption Option Price of Principal									107.00%				100.00%
Debt Redemption Period Within Closing Date									90 days
Redemption Percentage of Aggregate Principal Amount									65.00%				35.00%